Income Taxes (Tables)	9 Months Ended
Oct. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of income tax expense differs from the amount
For the Period from Inception on February 5, 2021 to October 31, 2021

Loss before income taxes	$(2,112,000)
Statutory income tax rate	27.00%

Income tax benefit computed at statutory tax rate	(570,000)
Items not deductible for income tax purposes	307,000
Unrecognized benefit of deferred income tax assets	263,000

Income tax benefit	$—

Schedule of significant unrecognized tax benefits and unused tax losses
For the Period from Inception on February 5, 2021 to October 31, 2021

Share issuance costs	$21,000
Office and equipment	6,000
Non-capital losses carried forward	262,000

Unrecognized deductible temporary differences	$289,000